Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

		December 31
	2015	2014
Revenues
North	$664,838	$745,800
West	662,069	602,379
East	598,685	660,818
Corporate	-	-
	$1,925,592	$2,008,997

Revenues less operating and selling, general and administration expenses
North	$234,670	$261,247
West	157,949	163,373
East	130,913	148,192
Corporate	(50,010)	(64,013)
	$473,522	$508,799

Amortization
North	$77,574	$103,735
West	89,181	76,793
East	90,245	103,155
Corporate	1,403	1,922
	$258,403	$285,605

Restructuring expenses	$3,682	$-
Net gain on sale of capital and landfill assets	$(11,279)	$(17,905)

Operating income	$222,716	$241,099

				December 31, 2015
	North	West	East	Corporate	Total

Goodwill	$303,917	$333,875	$249,119	$-	$886,911
Capital assets	$316,268	$341,742	$265,925	$5,176	$929,111
Landfill assets	$118,441	$285,390	$528,764	$-	$932,595
Total assets	$927,083	$1,078,822	$1,209,636	$29,368	$3,244,909

				December 31, 2014
	North	West	East	Corporate	Total

Goodwill	$362,599	$341,123	$233,572	$-	$937,294
Capital assets	$356,329	$325,463	$241,631	$5,127	$928,550
Landfill assets	$156,536	$278,760	$500,799	$-	$936,095
Total assets	$1,106,337	$892,892	$1,339,593	$37,614	$3,376,436